Intangible Asset, Net (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Intangible Asset Net [Line Items]
Beginning balance	$ 3,877,500	$ 3,753,750	$ 4,372,500
Addition	(123,750)	(371,250)	(495,000)
Ending balance	3,753,750	3,382,500	3,877,500
Satellite System software [Member]
Intangible Asset Net [Line Items]
Beginning balance	4,950,000	4,950,000	4,950,000
Addition
Ending balance	4,950,000	4,950,000	4,950,000
Accumulated amortization [Member]
Intangible Asset Net [Line Items]
Beginning balance	1,072,500	1,196,250	577,500
Addition	123,750	371,250	495,000
Ending balance	$ 1,196,250	$ 1,567,500	$ 1,072,500